8. BIOLOGICAL ASSETS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Biological Assets
Depreciation of breeding stock	R$ 798,239	R$ 784,524	R$ 736,768
Discount rate used in the valuation	7.07%	7.01%
Weighted average price used in the valuation of biological assets	R$ 32.99	R$ 32.81
Forests pledged as collateral for financing contingencies	R$ 62,408	R$ 66,345